Summary Of Main Accounting Policies - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Applicable tax rate	30.00%	30.00%	30.00%
Personal assets tax rate	0.25%
Receivables	$ 38,856,000	$ 18,368,000
Legal reserve allowed proportion of subscribed capital adjustment	20.00%
Recycomb S.A.U. [member]
Disclosure of significant accounting policies [line items]
Goodwill impairment loss	$ 34,717,000
Law number two four six eight
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax			30.00%	55.00%
Law number two four six eight | Inflation variation exceeding one hundred percent
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax		100.00%
Law number two four six eight | Tax year two thousand and twenty
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax		15.00%
Deferred tax sssets and liabilities [member] | Law number two seven five four one | Tax year two thousand and twenty two and upwards
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Legal reserve as percentage of net income	5.00%
Period of credit given to customers	35 days
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Period of credit given to customers	20 days
Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Non-controlling Interest [member] | Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	(20.00%)	(20.00%)	(20.00%)
Non-controlling Interest [member] | Yguazu Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		(49.00%)	(49.00%)
2020 and onwards [member] | Argentina [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
2019 [member] | Argentina [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%